Whistle-blower Allegations and Special Committee Investigation	12 Months Ended
Mar. 31, 2022
Whistle-blower Allegations and Special Committee Investigation [Abstract]
Whistle-blower Allegations and Special Committee Investigation

27. Whistle-blower Allegations and Special Committee Investigation

In June and July 2021, we received whistle-blower complaints alleging corrupt conduct in acquisition of land, improper use of political connections, special treatment of certain employees, payment of kickbacks, and improper conduct by our “sales team” (this specific allegation was later determined to be a hoax). Our Ethics Committee, supervised by the Board’s Audit and Risk Committee and with the support of outside counsel and forensic accounting professionals, conducted a fulsome investigation into these allegations and found none to be substantiated. We nonetheless implemented enhancements to our compliance program recommended by our advisors after the investigations had concluded.

In addition, on October 1, 2021, the Enforcement Directorate of India filed a Prosecution Complaint with a special court in New Delhi in respect of an earlier Enforcement Case Information Report. Our former Group Chief Financial Officer and current Chief Financial Officer of our subsidiary APIPL, Mr. Pawan Kumar Agrawal, is one of those named and charged with the commission of offences under Sections 3 and 4 of the Prevention of Money Laundering Act, 2002 of India in relation to Mr. Agrawal’s prior employment. The relevant transactions that are the subject of the complaint predated Mr. Agrawal’s tenure as an employee and as Chief Financial Officer of the Company, and the criminal charges are not directed at, and do not concern, the Company or its subsidiaries. We will continue to monitor the proceedings as Mr. Agrawal defends the charges made against him.

In May 2022, we received a whistle-blower complaint that alleged health and safety lapses, procedural irregularities, misconduct by certain employees, improper payments and false statements relating to one of our projects belonging to a project subsidiary. Following extensive investigation by the Ethics Committee, supervised by the Board’s Audit and Risk Committee and by external counsel and forensic professionals, we identified evidence of manipulation and misrepresentation of project data by some employees at that project site. Weak controls over payments to a vendor and failures to provide accurate information both internally and externally were found, but no direct evidence that any improper payment was made to any government official was identified. Further, in Fiscal 2023, we reported to SECI that this project had (i) shortfalls in generation and (ii) that it failed to timely complete and commission the requisite contractually required capacity. On January 3, 2023 and January 4, 2023, SECI advised us, inter alia, that the project may be liable for damages and penalties for shortfalls in generation and for not commissioning the full capacity required under its PPA in a timely manner.

In September 2022, we received an additional whistle-blower complaint primarily making similar allegations of misconduct as raised in the May 2022 complaint, as well as allegations of misconduct related to joint ventures and land acquisition, allegations of our failure to be transparent with the market and advisors and other allegations. The Ethics Committee, supervised by the Board’s Audit and Risk Committee, with the support of external counsel and forensic accounting professionals, investigated these September 2022 allegations. The investigation of the September 2022 complaint identified significant control issues in the process of acquiring land and land use rights in relation to one of our projects. The investigation specified that third party land aggregators may have been involved in improper payments but no improper transfer of money by the Group was identified. We have made an adjustment (de-capitalization) in the books of accounts of INR 135 million (US$ 1.8 million) on estimate, as a prudent measure in the given project. Further, we have reviewed the entire amount paid to land aggregators in other projects to identify any similar issue and after an assessment a further adjustment (decapitalisation) aggregating to INR 118 million (US$ 1.6 million) has been made in the books of account on estimate, as a prudent measure, though no improper payments by the Group could be identified.

We also identified potential misrepresentations made by former executives to the Board in July 2021 regarding an asset purchase transaction for the development of a wind project. In addition, it appears our former executive officers may have circumvented internal policies in connection with the approval of another transaction related to another wind project. We were not able to identify any evidence of improper payments related to either of these transactions. Considering the observations regarding the transactions, we have reassessed the valuation of the asset purchase and related government orders and did not find any adjustment that needed to be made in the books of account.

Our investigation did not substantiate other portions of this September 2022 whistle-blower complaint.

As part of our investigations of the May 2022 and September 2022 whistle-blower complaints, we also widened our review to include a review of projects commissioned in Fiscal 2022 and Fiscal 2023 to ensure that similar weaknesses were not present. As part of our investigations, we identified inconsistencies in project data in certain of our projects, but we identified no improper payments made in connection with these projects.

We have taken a range of actions due to these findings, and the employees involved in the misconduct are no longer associated with us. In accordance with the recommendations of the Ethics Committee, the Board’s Audit and Risk Committee and their legal and forensic advisors, we are implementing remedial measures in both project control and monitoring. Further, we reported the findings from its investigations of the May 2022 and September 2022 whistle-blower complaints to the SEC and the U.S. Department of Justice, and we continue to cooperate with these authorities.

In addition, a Special Committee of the Board of Directors (the “Special Committee”) was convened in August 2022 to review certain material projects and contracts over a three-year period for anti-corruption and related compliance issues. Independent outside counsel and forensic advisors were engaged to support the Special Committee. The Special Committee’s investigation has identified evidence that former executives were involved in an apparent scheme with persons outside the Company to make improper payments in relation to a project but no related improper payments or transfers by the Group have been identified. The Special Committee’s review and its findings could impact our decision-making in connection with such projects. We have disclosed the details of the Special Committee’s investigation to the SEC and the U.S. Department of Justice, and we continue to cooperate with those agencies.

Our Group including our subsidiaries with respect to affected projects could be exposed to liabilities under the relevant contractual and tender documents (including levy of damages and liquidated damages, reduction of PPA tariffs and/or short closure of capacity), administrative actions (including the risk of PPA cancellation, risk of being debarred from SECI’s future contracts, withdrawal or nullification of commissioning certificates and/or revocation of commissioning extensions) and penalties from customers and other civil liabilities, all of which could adversely impact the revenue, profitability and capitalization of the affected projects. In addition, fines and/or penalties by regulatory authorities (including by the SEC, the U.S. Department of Justice and applicable Indian regulatory authorities) could be imposed on us. Any such fines or penalties could materially and adversely affect our business, results of operations, financial condition and cash flows in future periods. In addition, we could be exposed to future litigation in connection with any findings of fraud, corruption, or other misconduct by our employees and former employees and executives.